Severance (Tables)	12 Months Ended
Dec. 31, 2015
Severance
Schedule of employee termination benefits recognized within compensation and benefits

The following is a summary of the employee termination benefits recognized within compensation and benefits in the consolidated statements of income (in millions):

U.S. Equities
Balance at December 31, 2013	$—
Termination benefits accrued	16.7
Termination payments made	(4.2)
Balance at December 31, 2014	$12.5
Termination benefits accrued	0.7
Termination payments made	(12.6)
Balance at December 31, 2015	$0.6